HYO-Q3

Quarterly Report
October 31, 2025
MFS®  Global High Yield Fund

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 31.2%
Aerospace & Defense – 0.4%
Czechoslovak Group A.S., 5.25%, 1/10/2031 (n)	EUR	638,000	$765,438
Automotive – 0.8%
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	$117,570
Forvia SE, 5.5%, 6/15/2031		534,000	634,919
Grupo Antolin Irausa S.A., 10.375%, 1/30/2030		267,000	206,181
Mahle GmbH, 6.5%, 5/02/2031		356,000	424,173
			$1,382,843
Broadcasting – 0.2%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$294,000	$305,125
Business Services – 0.4%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	570,000	$701,038
Cable TV – 0.6%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	586,126	$691,872
Ziggo B.V., 2.875%, 1/15/2030 (n)		260,000	284,436
Ziggo B.V., 2.875%, 1/15/2030		100,000	109,399
			$1,085,707
Chemicals – 1.5%
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030 (n)	EUR	504,000	$589,833
INEOS Quattro Finance 2 PLC, 8.5%, 3/15/2029		502,000	535,557
Maxam Prill S.à r.l., 6%, 7/15/2030		353,000	413,868
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$819,000	695,769
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	513,879
			$2,748,906
Conglomerates – 0.3%
SCC Power PLC, 8%, 12/31/2028 (n)		$850,966	$516,962
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	92,188
			$609,150
Consumer Products – 1.0%
Dometic Group AB, 5%, 9/11/2030	EUR	512,000	$597,730
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)		326,400	391,102
Flos B&B ltalia S.p.A., 10%, 11/15/2028		120,000	143,787
Opal Bidco S.A.S., 5.5%, 3/31/2032		358,000	428,202
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$220,000	221,857
			$1,782,678
Consumer Services – 1.3%
Aegis Lux 1A S.à r.l., 5.625%, 10/29/2031 (n)(p)	EUR	421,000	$490,709
Amber Finco PLC, 6.625%, 7/15/2029 (n)		250,000	302,887
Amber Finco PLC, 6.625%, 7/15/2029		437,000	529,446
Verisure Midholding AB, 5.25%, 2/15/2029		815,000	944,858
			$2,267,900
Containers – 0.3%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$640,000	$611,226
Emerging Market Quasi-Sovereign – 2.7%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$967,092
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$731,000	782,607
Petroleos Mexicanos, 6.84%, 1/23/2030		289,000	296,648

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 10%, 2/07/2033		$460,000	$538,023
Petroleos Mexicanos, 6.5%, 6/02/2041		1,063,000	935,907
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	580,352
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		697,000	699,488
			$4,800,117
Energy - Independent – 0.8%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$471,000	$473,358
Kosmos Energy Ltd., 8.75%, 10/01/2031		372,000	250,003
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		250,000	245,312
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	457,178
			$1,425,851
Entertainment – 0.4%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	560,000	$774,207
Financial Institutions – 1.5%
Heimstaden AB, 6.75%, 1/15/2174	EUR	200,000	$210,597
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$554,000	567,924
Intrum Investments & Financing AB, 7.75%, 9/11/2028 (n)	EUR	581,779	586,086
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		$500,000	516,763
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		686,000	702,215
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		200,000	203,212
			$2,786,797
Food & Beverages – 1.5%
Arcor S.A.I.C., 7.6%, 7/31/2033 (n)		$726,000	$738,342
Boparan Finance PLC, 9.375%, 11/07/2029	GBP	303,000	421,925
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$716,000	701,811
Grupo Nutresa S.A., 8%, 5/12/2030 (n)		696,000	747,678
			$2,609,756
Gaming & Lodging – 1.0%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	370,000	$477,156
Lottomatica S.p.A./Roma, 5.375%, 6/01/2030 (n)	EUR	488,000	582,796
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		$411,000	404,745
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		294,000	293,716
			$1,758,413
Industrial – 0.4%
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)	EUR	310,000	$382,857
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		250,000	308,755
			$691,612
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$605,743
Medical & Health Technology & Services – 0.9%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$473,201
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031		100,000	121,959
Gruppo San Donato S.p.A., 6.5%, 10/31/2031 (n)		443,000	524,666
Laboratoire Eimer Selas, 5%, 2/01/2029		494,000	479,913
			$1,599,739
Metals & Mining – 2.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$125,928
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		325,000	338,000
Endeavour Mining PLC, 7%, 5/28/2030 (n)		591,000	608,791
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		635,000	674,867

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	$520,712
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		$359,667	205,041
Samarco Mineracao S.A., 0% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,078,175	1,078,162
			$3,551,501
Network & Telecom – 1.1%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	280,000	$327,479
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		124,000	147,140
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	186,427
Iliad S.A., 5.625%, 2/15/2030		200,000	248,289
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	971,378
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		100,000	116,333
			$1,997,046
Oils – 0.5%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$695,102	$571,131
Raizen Fuels Finance S.A., 6.25%, 7/08/2032		342,000	290,700
			$861,831
Other Banks & Diversified Financials – 0.7%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$425,000	$423,489
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	821,653
			$1,245,142
Pharmaceuticals – 1.5%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$444,964
Grifols S.A., 7.125%, 5/01/2030	EUR	394,000	477,141
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)		596,000	716,982
Rossini S.à r.l., 6.75%, 12/31/2029 (n)		401,000	487,621
Rossini S.à r.l., 6.75%, 12/31/2029		100,000	121,601
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$421,000	420,929
			$2,669,238
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033		$385,000	$71,653
Precious Metals & Minerals – 0.4%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$415,000	$429,423
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		342,000	342,695
			$772,118
Restaurants – 0.3%
Punch Finance PLC, 7.875%, 12/30/2030 (n)	GBP	383,000	$514,451
Retailers – 1.4%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032 (n)	EUR	189,000	$223,908
Bubbles Bidco S.p.A., 6.5%, 9/30/2031		100,000	118,574
Bubbles BidCo S.p.A., 6.5%, 9/30/2031 (n)		450,000	533,583
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)	GBP	350,000	480,553
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029		100,000	137,301
Fressnapf Holding SE, 5.25%, 10/31/2031	EUR	500,000	584,184
Maxeda DIY Holding B.V., 5.875%, 10/01/2026		472,000	481,775
			$2,559,878
Telecommunications - Wireless – 2.7%
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		$785,000	$784,043
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		617,400	613,723
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	548,000	655,276

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Softbank Group Corp., 5.75%, 7/08/2032	EUR	550,000	$662,250
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	372,837
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	605,000	675,235
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030		752,000	871,922
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		112,500	136,936
			$4,772,222
Transportation - Services – 1.5%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$402,309	$408,209
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	576,030
Edge Finco PLC, 8.125%, 8/15/2031		100,000	139,138
InPost S.A., 4%, 4/01/2031 (n)	EUR	593,000	686,736
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$535,000	548,375
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		288,000	285,347
			$2,643,835
Utilities - Electric Power – 2.5%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$702,509
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		367,210	359,379
Energuate Trust, 6.35%, 9/15/2035 (n)		601,000	603,102
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		466,867	462,198
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		480,150	491,935
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		529,000	511,236
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		374,000	402,050
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		376,000	390,300
Termocandelaria Power S.A., 7.75%, 9/17/2031		400,000	415,212
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		244,000	242,421
			$4,580,342
Utilities - Other – 0.3%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$510,000	$497,226
Total Bonds			$56,048,729
Mutual Funds (h) – 68.5%
Bond Funds – 66.5%
MFS High Yield Pooled Portfolio (v)(y)		14,128,742	$119,529,155
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.12% (v)		3,535,428	$3,536,135
Total Mutual Funds			$123,065,290

Other Assets, Less Liabilities – 0.3%			463,334
Net Assets – 100.0%			$179,577,353

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $123,065,290 and
$56,048,729, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,368,874, representing 18.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of October 31, 2025 has been included at the end of this report.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/2021-1/31/2022	$358,448	$205,041
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	35,911	CAD	50,128	Goldman Sachs International	1/16/2026	$34
USD	612,230	EUR	523,686	Citibank N.A.	1/16/2026	6,069
USD	1,012,919	EUR	865,675	Morgan Stanley Capital Services LLC	1/16/2026	10,909
USD	26,554,947	EUR	22,766,587	State Street Corp.	1/16/2026	202,890
USD	4,060,005	GBP	3,053,763	Morgan Stanley Capital Services LLC	1/16/2026	48,178
						$268,080
Liability Derivatives
EUR	810,844	USD	946,065	JPMorgan Chase Bank N.A.	1/16/2026	$(7,522)
EUR	1,969,229	USD	2,321,842	Morgan Stanley Capital Services LLC	1/16/2026	(42,483)
GBP	18,400	USD	24,616	JPMorgan Chase Bank N.A.	1/16/2026	(444)
USD	581,366	CAD	813,000	State Street Corp.	1/16/2026	(519)
						$(50,968)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$5,405,860	$—	$5,405,860
U.S. Corporate Bonds	—	1,084,047	—	1,084,047
Foreign Bonds	—	49,558,822	—	49,558,822
Investment Companies	123,065,290	—	—	123,065,290
Total	$123,065,290	$56,048,729	$—	$179,114,019
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$268,080	$—	$268,080
Forward Foreign Currency Exchange Contracts – Liabilities	—	(50,968)	—	(50,968)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled
Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$117,133,676	$28,532,351	$27,894,382	$(1,908,175)	$3,665,685	$119,529,155
MFS Institutional Money Market Portfolio	3,066,027	55,236,964	54,767,107	164	87	3,536,135
	$120,199,703	$83,769,315	$82,661,489	$(1,908,011)	$3,665,772	$123,065,290

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$6,540,345	$—
MFS Institutional Money Market Portfolio	130,402	—
	$6,670,747	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2025, are as follows:
United States	58.7%
Canada	4.6%
United Kingdom	4.2%
France	3.6%
Italy	2.4%
Mexico	2.0%
Luxembourg	1.9%
Brazil	1.8%
India	1.6%
Other Countries	19.2%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.